Long-Term Debt (Details 5) (USD $)	12 Months Ended													12 Months Ended																12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 January 2011 Credit Facility	Dec. 31, 2013 The Royal Bank of Scotland January 2011 Credit Facility	Jan. 24, 2011 The Royal Bank of Scotland January 2011 Credit Facility	Dec. 31, 2013 The Royal Bank of Scotland Previously Existing Credit Facilities	Dec. 31, 2013 Aegean Baltic Bank HSH Nordbank Piraeus Bank January 2011 Credit Facility	Jan. 24, 2011 Aegean Baltic Bank HSH Nordbank Piraeus Bank January 2011 Credit Facility	Dec. 31, 2013 Aegean Baltic Bank HSH Nordbank Piraeus Bank Previously Existing Credit Facilities	Dec. 31, 2013 Credit Agricole Previously Existing Credit Facilities	Dec. 31, 2013 Deutsche Bank Previously Existing Credit Facilities	Dec. 31, 2013 Credit Suisse Previously Existing Credit Facilities	Dec. 31, 2008 ABN Amro Lloyds TSB National Bank of Greece item	Jan. 24, 2011 ABN Amro Lloyds TSB National Bank of Greece January 2011 Credit Facility	Dec. 31, 2013 ABN Amro Lloyds TSB National Bank of Greece Previously Existing Credit Facilities	Dec. 31, 2013 Commerzbank-Credit Suisse- Credit Agricole Previously Existing Credit Facilities	Dec. 31, 2013 HSH Nordbank Previously Existing Credit Facilities	Dec. 31, 2013 KEXIM Previously Existing Credit Facilities	Dec. 31, 2013 KEXIM ABN Amro Previously Existing Credit Facilities	Dec. 31, 2013 Club Facility January 2011 Credit Facility	Jan. 24, 2011 Club Facility January 2011 Credit Facility	Dec. 31, 2013 Citi-Eurobank January 2011 Credit Facility	Jan. 24, 2011 Citi-Eurobank January 2011 Credit Facility	Dec. 31, 2013 Sinosure CEXIM-Citi-ABN Amro	Feb. 21, 2011 Sinosure CEXIM-Citi-ABN Amro	Dec. 31, 2013 Sinosure CEXIM-Citi-ABN Amro January 2011 Credit Facility	Dec. 31, 2013 Hyundai Samho Vendor	Dec. 31, 2013 ABN Amro Club Facility January 2011 Credit Facility	Dec. 31, 2013 Investor Bank
Long-Term Debt
Exit fee recognized in long-term debt, net of current portion	$ 8,117,000	$ 4,354,000
Credit Facilities Summary Table
Aggregate exit fee payable on the common maturity date				15,000,000
Additional exit fee payable if minimum specified amount is not repaid with equity proceeds				10,000,000
Minimum amount to be repaid in the aggregate with equity proceeds by specified date				150,000,000
Outstanding Principal Amount				389,400,000	94,200,000		683,600,000	110,400,000	23,750,000	658,200,000	151,200,000	178,000,000	215,600,000			247,000,000	288,500,000	31,200,000	28,900,000	68,100,000	78,000,000		74,800,000				162,700,000	121,800,000	32,000,000
Remaining borrowing availability	0																								0
Maximum borrowing capacity under credit facility						100,000,000			123,800,000					253,200,000	37,100,000							83,900,000		80,000,000		203,400,000
Number of subsidiaries which issued put option in respect of preference shares														4
Net assets
Net income	37,523,000	(105,204,000)	13,437,000
Weighted average interest rate on long-term borrowings (as a percent)	2.70%	2.70%	2.50%
Interest paid	92,900,000	90,000,000	78,400,000
Interest cost incurred	91,200,000	91,000,000	71,200,000
Interest expense recognized	91,185,000	87,340,000	55,124,000
Interest capitalized		$ 3,700,000	$ 16,100,000